Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

	Year ended March 31,
	2022		2023		2024
Income tax expense as per the statement of income	₹	28,946	₹	33,992	₹	36,089
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		242		(275)		259
Gains/(losses) on cash flow hedging derivatives		14		(825)		554
Remeasurements of the defined benefit plans		3		(16)		111
	₹	29,205	₹	32,876	₹	37,013

Summary of Components of Income Tax Expense	Income tax expense consists of the following:

	Year ended March 31,
	2022		2023		2024
Current taxes	₹	32,415	₹	32,198	₹	34,973
Deferred taxes		(3,469)		1,794		1,116
	₹	28,946	₹	33,992	₹	36,089

Summary of Reconciliation of Income Tax Expense

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2022		2023		2024
Profit before tax	₹	151,275	₹	147,657	₹	147,210
Enacted income tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	₹	52,855	₹	51,591	₹	51,435
Effect of:
Income exempt from tax	₹	(17,503)	₹	(17,398)	₹	(14,897)
Basis differences that will reverse during a tax holiday period		1,348		268		(202)
Income taxed at higher / (lower) rates		(5,649)		(3,818)		(7,497)
Taxes related to prior years		(5,499)		(536)		2,567
Changes in unrecognized deferred tax assets		669		618		1,092
Expenses disallowed for tax purpose		2,898		3,563		3,945
Others, net		(173)		(296)		(354)
Income tax expense	₹	28,946	₹	33,992	₹	36,089
Effective income tax rate		19.13%		23.02%		24.52%

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2023		2024
Deferred tax assets
Carry forward losses (1)	₹	2,624	₹	1,254
Trade payables, accrued expenses and other liabilities		6,367		5,793
Allowances for lifetime expected credit loss		1,743		1,618
Cash flow hedges		359		-
Others		-		94
	₹	11,093	₹	8,759

Deferred tax liabilities
Property, plant and equipment	₹	(911)	₹	(912)
Amortizable goodwill		(3,855)		(4,909)
Intangible assets		(10,170)		(8,601)
Interest income and fair value movement of investments		(1,170)		(1,347)
Contract liabilities		(370)		(625)
Special Economic Zone re-investment reserve		(7,237)		(7,820)
Cash flow hedges		-		(195)
Others		(433)		-
	₹	(24,146)	₹	(24,409)

Deferred tax liabilities, net	₹	(13,053)	₹	(15,650)

Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	2,100	₹	1,817
Deferred tax liabilities		(15,153)		(17,467)

(1)
Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2022	As at April 1, 2021		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2022
Carry forward losses	₹	1,637	₹	1,083	₹	-	₹	(677)	₹	101	₹	2,144
Trade payables, accrued expenses and other liabilities		5,115		363		(3)		584		44		6,103
Allowances for lifetime expected credit loss		3,208		(248)		-		-		27		2,987
Property, plant and equipment		(1,268)		289		-		(49)		(30)		(1,058)
Amortizable goodwill		(2,065)		(1,129)		-		-		(91)		(3,285)
Intangible assets		(1,249)		1,910		-		(10,094)		(212)		(9,645)
Interest income and fair value movement of investments		(1,582)		424		(242)		336		(3)		(1,067)
Cash flow hedges		(452)		-		(14)		-		-		(466)
Contract asset / (Contract liabilities)		91		(205)		-		47		7		(60)
Special Economic Zone re-investment reserve		(6,494)		945		-		-		-		(5,549)
Others		90		37		-		24		(98)		53
Deferred tax liabilities, net	₹	(2,969)	₹	3,469	₹	(259)	₹	(9,829)	₹	(255)	₹	(9,843)

Movement during the year ended March 31, 2023	As at April 1, 2022		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2023
Carry forward losses	₹	2,144	₹	397	₹	-	₹	-	₹	83	₹	2,624
Trade payables, accrued expenses and other liabilities		6,103		99		16		-		149		6,367
Allowances for lifetime expected credit loss		2,987		(1,234)		-		-		(10)		1,743
Property, plant and equipment		(1,058)		202		-		-		(55)		(911)
Amortizable goodwill		(3,285)		(299)		-		-		(271)		(3,855)
Intangible assets		(9,645)		1,947		-		(1,750)		(722)		(10,170)
Interest income and fair value movement of investments		(1,067)		(367)		275		-		(11)		(1,170)
Cash flow hedges		(466)		-		825		-		-		359
Contract asset / (Contract liabilities)		(60)		(298)		-		-		(12)		(370)
Special Economic Zone re-investment reserve		(5,549)		(1,688)		-		-		-		(7,237)
Others		53		(553)		-		134		(67)		(433)
Deferred tax liabilities, net	₹	(9,843)	₹	(1,794)	₹	1,116	₹	(1,616)	₹	(916)	₹	(13,053)

Movement during the year ended March 31, 2024	As at April 1, 2023		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combination and others		Translation adjustment		As at March 31, 2024
Carry forward losses	₹	2,624	₹	(1,384)	₹	-	₹	-	₹	14	₹	1,254
Trade payables, accrued expenses and other liabilities		6,367		(477)		(111)		(4)		18		5,793
Allowances for lifetime expected credit loss		1,743		(129)		-		-		4		1,618
Property, plant and equipment		(911)		(1)		-		-		-		(912)
Amortizable goodwill		(3,855)		(993)		-		-		(61)		(4,909)
Intangible assets		(10,170)		2,067		-		(367)		(131)		(8,601)
Interest income and fair value movement of investments		(1,170)		82		(259)		-		-		(1,347)
Cash flow hedges		359		-		(554)		-		-		(195)
Contract asset / (Contract liabilities)		(370)		(257)		-		5		(3)		(625)
Special Economic Zone re-investment reserve		(7,237)		(583)		-		-		-		(7,820)
Others		(433)		559		-		(22)		(10)		94
Deferred tax liabilities, net	₹	(13,053)	₹	(1,116)	₹	(924)	₹	(388)	₹	(169)	₹	(15,650)